UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE LARGE CAP VALUE FUND

FORM N-Q

JANUARY 31, 2015

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited)	January 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 15.9%
Media - 11.9%
DISH Network Corp., Class A Shares	782,752	$55,066,603	*
SES, ADR	432,243	15,761,640	(a)
Time Warner Cable Inc.	252,300	34,345,599
Time Warner Inc.	586,465	45,703,217
Twenty-First Century Fox Inc., Class B Shares	923,941	29,427,521

Total Media		180,304,580

Multiline Retail - 2.2%
Target Corp.	455,576	33,534,950

Specialty Retail - 1.8%
Home Depot Inc.	255,322	26,660,723

TOTAL CONSUMER DISCRETIONARY		240,500,253

CONSUMER STAPLES - 11.3%
Beverages - 1.0%
Anheuser-Busch InBev NV, ADR	128,436	15,678,183

Food & Staples Retailing - 4.0%
CVS Health Corp.	612,259	60,099,343

Household Products - 1.4%
Kimberly-Clark Corp.	194,381	20,985,373

Tobacco - 4.9%
Altria Group Inc.	247,106	13,121,329
Lorillard Inc.	429,717	28,193,732
Philip Morris International Inc.	406,758	32,638,262

Total Tobacco		73,953,323

TOTAL CONSUMER STAPLES		170,716,222

ENERGY - 9.2%
Energy Equipment & Services - 3.2%
Halliburton Co.	710,773	28,423,812
National-Oilwell Varco Inc.	374,842	20,402,650

Total Energy Equipment & Services		48,826,462

Oil, Gas & Consumable Fuels - 6.0%
Chevron Corp.	289,712	29,704,172
Exxon Mobil Corp.	390,867	34,169,593
Royal Dutch Shell PLC, ADR, Class A Shares	241,316	14,828,868
Suncor Energy Inc.	418,485	12,475,038

Total Oil, Gas & Consumable Fuels		91,177,671

TOTAL ENERGY		140,004,133

FINANCIALS - 24.8%
Banks - 10.9%
Citigroup Inc.	488,726	22,945,686
JPMorgan Chase & Co.	913,576	49,680,263
U.S. Bancorp	933,240	39,112,088
Wells Fargo & Co.	1,027,881	53,367,581

Total Banks		165,105,618

Capital Markets - 2.8%
Bank of New York Mellon Corp.	452,496	16,289,856
State Street Corp.	374,701	26,794,868

Total Capital Markets		43,084,724

Consumer Finance - 4.5%
American Express Co.	375,419	30,292,559
Capital One Financial Corp.	236,481	17,312,774

Synchrony Financial	649,490	20,043,262	*

Total Consumer Finance		67,648,595

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
Insurance - 5.2%
Marsh & McLennan Cos. Inc.	423,271	$22,759,282
MetLife Inc.	380,809	17,707,618
Progressive Corp.	342,608	8,890,678
Travelers Cos. Inc.	284,138	29,215,069

Total Insurance		78,572,647

Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	211,982	20,551,655

TOTAL FINANCIALS		374,963,239

HEALTH CARE - 10.3%
Biotechnology - 1.9%
Amgen Inc.	189,753	28,891,791

Health Care Providers & Services - 2.1%
Anthem Inc.	229,630	30,990,865

Pharmaceuticals - 6.3%
Johnson & Johnson	262,879	26,324,703
Merck & Co. Inc.	545,724	32,896,243
Novartis AG, ADR	186,264	18,142,113
Teva Pharmaceutical Industries Ltd., ADR	328,024	18,651,445

Total Pharmaceuticals		96,014,504

TOTAL HEALTH CARE		155,897,160

INDUSTRIALS - 9.9%
Aerospace & Defense - 3.6%
Honeywell International Inc.	400,822	39,184,359
Precision Castparts Corp.	75,462	15,099,946

Total Aerospace & Defense		54,284,305

Industrial Conglomerates - 4.2%
General Electric Co.	1,448,614	34,607,388
United Technologies Corp.	254,378	29,197,507

Total Industrial Conglomerates		63,804,895

Machinery - 2.1%
Illinois Tool Works Inc.	334,796	31,166,160

TOTAL INDUSTRIALS		149,255,360

INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 1.5%
Motorola Solutions Inc.	356,706	22,262,021

Electronic Equipment, Instruments & Components - 1.9%
TE Connectivity Ltd.	436,729	28,994,438

IT Services - 1.4%
Xerox Corp.	1,604,498	21,131,239

Software - 2.5%
Microsoft Corp.	501,692	20,268,357
Nuance Communications Inc.	1,260,694	17,328,239	*

Total Software		37,596,596

Technology Hardware, Storage & Peripherals - 2.4%
EMC Corp.	931,033	24,141,686

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY		SHARES	VALUE
Technology Hardware, Storage & Peripherals - (continued)
International Business Machines Corp.		77,806	$11,928,438

Total Technology Hardware, Storage & Peripherals			36,070,124

TOTAL INFORMATION TECHNOLOGY			146,054,418

MATERIALS - 3.6%
Chemicals - 1.1%
Air Products & Chemicals Inc.		111,149	16,184,406

Construction Materials - 1.0%
Martin Marietta Materials Inc.		147,184	15,857,604

Containers & Packaging - 1.5%
Crown Holdings Inc.		524,695	23,249,235	*

TOTAL MATERIALS			55,291,245

TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
Vodafone Group PLC, Sponsored ADR		465,016	16,336,012

UTILITIES - 1.8%
Multi-Utilities - 1.8%
Sempra Energy		242,127	27,098,854

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $986,039,718)			1,476,116,896

	RATE
SHORT-TERM INVESTMENTS - 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $36,258,459)	0.088%	36,258,459	36,258,459

TOTAL INVESTMENTS - 100.0% (Cost - $1,022,298,177#)			1,512,375,355
Liabilities in Excess of Other Assets - 0.0%			(130,598)

TOTAL NET ASSETS - 100.0%			$1,512,244,757

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$224,738,613	$15,761,640	—	$240,500,253
Other common stocks	1,235,616,643		—	1,235,616,643

Total long-term investments	$1,460,355,256	$15,761,640	—	$1,476,116,896

Short-term investments†	36,258,459	—	—	36,258,459

Total investments	$1,496,613,715	$15,761,640	—	$1,512,375,355

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2015, securities valued at $15,761,640 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$520,384,815
Gross unrealized depreciation	(30,307,637)

Net unrealized appreciation	$490,077,178

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 16, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 16, 2015